Long-Term Investments - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Observable price changes	¥ 0	¥ 0
Private Company [Member]
Percentage of equity interest invested		5.00%